Voya Corporate Leaders 100 Fund Investment Objectives and Goals - Class A C I R R6 and W Shares [Member] - Voya Corporate Leaders 100 Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Voya Corporate Leaders® 100 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to outperform the S&P 500® Index.